INCOME TAX	6 Months Ended
Jun. 30, 2024
Income Tax
INCOME TAX

13.	INCOME TAX

Each of the entities included in Codere Online file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting profit is adjusted for permanent differences. At each consolidated income statement date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered.

Reconciliation of book net income/(loss) before taxes to taxable income

The reconciliation between book net income/(loss) before tax and the income tax benefit/(expense) from continuing operations as of June 30, 2024 is as follows:

	06/30/2024	06/30/2023
Current income tax expense	(1,212)	1,611
Deferred income tax expense relating to origination and reversal of temporary differences	290	806
Income tax expense recognised in statement of profit or loss	(922)	2,417

Deferred taxes

	06/30/2024	06/30/2023
Deferred tax asset	8,819	1,050
Deferred tax liability	-	-

The deferred tax asset generated as of June 30, 2024 due to the recognition of increased tax loss carryforwards generated during the period.

As shown in the table below, Codere Online has generated net losses which can be offset against future profits; however, as of December 31, 2023, and June 30, 2024, Codere Online did not recognize these considering it is not expected that these will be utilized within the foreseeable future. There is no limit on time in either country to utilize these losses against future profits.

Entity	Previous	2021	2022	2023	Six months ended 06/30/2024	Total as of 06/30/2024
SEJO	-	10,907	4,263	9,216	-	24,386
Codere Online S.A.U. (Spain)	1,923	-	-	-	-	1,923
LIFO AenP (Mexico)	-	360	23,661	5,574	-	29,595
Codere Online Colombia	-	1,336	4,998	1,710	-	8,044
Codere Online U.S. Corp.	-	6,707	46	-	-	6,752
Codere Online Luxembourg	-	3,826	239,237	-	-	243,063